Restructuring and Related Activities	12 Months Ended
Dec. 31, 2022
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities	Restructuring and Related Activities
The Company’s Management approved a global restructuring plan (the “QH Program”) as part of its initial plan to realize certain cost synergies associated with the Combination in the third quarter of 2019. The QH Program included restructuring and associated severance costs to reduce total headcount by approximately 400 people globally, as well as plans for the closure of certain manufacturing and non-manufacturing facilities. As of December 31, 2022, the Company has substantially completed all of the initiatives under the QH Program with only an immaterial amount of remaining severance still to be paid, which is expected to be completed during 2023.
In response to current macroeconomic headwinds and softer operating conditions, in 2022, the Company’s Management initiated a global cost and optimization program to improve its cost structure and drive a more profitable and productive organization. This program has and will include certain restructuring activities as part of the plan to further optimize and strengthen the Company’s footprint, optimize the go-to-market strategy, simplify the portfolio and organization, and enable the Company to deliver on its strategic plan. During the fourth quarter of 2022, initial actions under this program included restructuring and associated severance costs to reduce headcount by approximately 40 positions globally. These headcount reductions began in the fourth quarter of 2022 and are expected to be completed in 2023.
Under the Company’s restructuring programs, employee separation benefits varied depending on local regulations within certain foreign countries and included severance and other benefits. The exact timing to complete all actions and final costs associated will depend on a number of factors and are subject to change. Restructuring costs incurred during the years ended December 31, 2022, 2021 and 2020 include severance costs to reduce headcount, including customary and routine adjustments to initial estimates for employee separation costs, as well as costs to close certain facilities and are recorded in Restructuring and related charges in the Company’s Consolidated Statements of Operations.
In connection with the plans for closure of certain manufacturing and non-manufacturing facilities, the Company has made available for sale certain facilities and property. During the years ended December 31, 2022, 2021 and 2020, certain of these facilities were sold and the Company recognized a gain of $0.2 million in 2022 and $5.4 million in 2021 and a loss of approximately $0.6 million in 2020, which is included within Other (expense) income, net on the Consolidated Statements of Operations. Additionally, certain land with an aggregate book value of approximately $0.6 million continues to be held-for-sale as of December 31, 2022 and is recorded in Prepaid expenses and other current assets on the Company’s Consolidated Balance Sheets. The Company expects to complete the sale of this land in 2023. The Company will continue to evaluate actions to strengthen and optimize its existing facilities and footprint and this may include making certain other facilities or property available for sale in the future. As described in Note 4 of Notes to Consolidated Financial Statements, Restructuring and related charges are not included in the Company’s calculation of reportable segments’ measure of operating earnings and therefore these costs are not reviewed by or recorded to reportable segments.
Activity in the Company’s accrual for restructuring for the years ended December 31, 2022 and 2021 are as follows:

Restructuring Programs
Accrued restructuring as of December 31, 2020	$8,248
Restructuring and related charges	1,433
Cash payments	(5,266)
Currency translation adjustments	(328)
Accrued restructuring as of December 31, 2021	4,087
Restructuring and related charges	3,163
Cash payments	(1,532)
Currency translation adjustments	(235)
Accrued restructuring as of December 31, 2022	$5,483